Business combinations - Narrative (Details) £ / shares in Units, £ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 GBP (£)	Jan. 31, 2018 GBP (£) £ / shares	Dec. 23, 2017 GBP (£) shares £ / shares	Jan. 31, 2017 GBP (£)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Goodwill	£ 2,478	£ 2,478		£ 664
Pro forma loss per share (in pounds per share) | £ / shares		£ 0.11
Acquisition-related costs excluded from consideration transferred		£ 400
Discuva Limited
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of voting equity interests acquired			100.00%
Cash transferred			£ 6,091
Cash transferred, net of cash acquired			5,000
Equity interests of acquirer			£ 5,000
Shares issued, business combination, price per share (in pounds per share) | £ / shares			£ 1.704
Shares issued, business acquisition (in shares) | shares			2,934,272
Goodwill			£ 1,814
Intangible assets - SATIn technology platform			10,670
Contingent liabilities recognised as of acquisition date	1,466	1,466	1,466
Trade and other receivables			£ 1,129
Revenue of acquiree since acquisition date	£ 300
Revenue of acquiree since acquisition date, percent of total	1.20%
Profit of acquiree since acquisition date	£ (20)
Pro-forma revenue		28,100
Pro-forma comprehensive loss		£ 7,300